PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	¥ 171,131	¥ 163,468	¥ 171,131		¥ 163,468
Accumulated depreciation and amortization	(104,284)	(79,147)	(104,284)		(79,147)
Impairment loss for technology of discontinued online lending information services	(23,296)	(20,925)	(23,296)		(20,925)
Property, equipment, net	43,551	63,396	43,551		63,396		$ 6,834
Depreciation expense	25,137	14,500	25,137	$ 3,945	14,500	¥ 28,071
Office building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	19,525	19,470	19,525		19,470
Computer and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	58,351	57,856	58,351		57,856
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	10,386	10,065	10,386		10,065
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	28,377	30,069	28,377		30,069
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	¥ 54,492	¥ 46,008	¥ 54,492		¥ 46,008